Benefits offered to employees	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Benefits offered to employees

24	Benefits offered to employees
24.1	Short-term benefits

The obligations of short-term benefits for employees are recognized as personnel expenses as the corresponding service is rendered. The liability is recognized at the amount of the expected payment if the Company has a legal or constructive obligation to pay the amount due to services rendered by an employee in the past and the obligation can be reliably estimated.

The amounts recognized in profit or loss were:

	2025	2024

Health care	323	301
Pension plan	131	114
Transport	92	92
Meals	72	66
Life insurance	16	12
Training	12	19
Other	21	21

	667	625

24.2	Long-term incentive plan (“ILP Plan”)

The Company offers share-based Long-Term Incentive Plans through the granting of Restricted Shares or Cash Settlement (“LTI Plan”), to align the interests of shareholders and executive officers (participants) and to promote their continued employment at the Company.

The grant is subject to the voluntary investment of own financial resources by participants in the shares issued by the Company (tickers BRKM5 or BAK). To acquire the right, participants must maintain their employment relationship with the Company and hold uninterruptedly the shares acquired during the three-year vesting period.

When the conditions to obtain the right are met, the Company transfers to participants the number of restricted shares to which they are entitled, when applicable, which are held in treasury or acquired through repurchase program. If the transfer of restricted shares is not possible, the Company will pay to participants, in cash, the amount equivalent to the shares granted at the Reference Share Price traded on stock exchange.

The fair value of shares on the grant date is recognized on a straight-line basis under personnel expenses during the vesting period, reflecting the expected number of shares that will meet the conditions to obtain the right, in such a way that the end amount recognized as an expense is based on the number of shares that effectively meet the conditions on the vesting date.

In the case of restricted shares, the fair value is determined at the grant date based on the market value of the Company’s shares on the stock exchange and is recognized over the vesting period.

For cash-settled share-based payments, the fair value is measured at each reporting date up to the settlement date, based on the market value of the Company’s shares on the stock exchange.

The form of settlement of the LTI Plan determines the corresponding entry of expenses, which is recognized under equity for payment of shares and recognized under liabilities for cash payment, with the liability remeasured on each reporting date and on the settlement date, based on the American Depositary Receipt price. Any changes in the fair value of the liability are recognized as personnel expenses.

The programs listed below were approved by the Board of Directors under the terms and conditions of the LTI Plan, which includes a list of eligible people, the period for acquisition of own shares by the participants and the number of restricted shares to be delivered to participants as consideration for each share acquired.

Flat	Grant Date	End of Grace Period	Settlement Method	Qty. on 12/31/2023	Granted Qty.	(-) Canceled	(-) Exercised	Qty. on 12/31/2024	(+) Granted	(-) Canceled	(-) Exercised	Qty on 12/31/2025	Fair value of the share R$*

2021 Plan	05/10/21	05/10/24	Shares	516,539		(9,173)	(507,366)
2021 Plan	05/10/21	05/10/24	Cash	140,900		(948)	(139,952)

2022 Plan	05/17/22	05/17/25	Shares	505,408		(9,488)	(116,140)	379,780			(379,780)
2022 Plan	05/17/22	05/17/25	Cash	131,787		(9,774)	(1,501)	120,512		(1,518)	(118,994)

2023 Plan	09/06/23	09/06/26	Shares	931,050		(23,076)	(337,838)	570,136		(27,326)	(62,866)	479,944	23.02
2023 Plan	09/06/23	09/06/26	Cash	208,206		(22,332)	(4,052)	181,822		(7,234)	(21,414)	153,174	14.91

2024 Plan	06/05/24	06/06/27	Shares		1,500,574		(546,055)	954,519		(87,421)	(65,263)	801,835	18.19
2024 Plan	06/05/24	06/06/27	Cash		350,753	(13,621)	(1,629)	335,503		(9,460)	(17,177)	308,866	14.91

2025 Plan	06/16/25	06/16/28	Shares						1,999,093	(184,313)	(115,091)	1,699,689	10.15
2025 Plan	06/16/25	06/16/28	Cash						496,690	(9,375)	(19,663)	467,652	14.91

(*) (i) Values in monetary units; (ii) the fair value of the cash-settled plans is USD 2.71, presented in Brazilian Reais.

On December 31, 2025, the amount recorded as LTI plan in capital reserve under equity is R$ 23 (2024: R$ 24).

24.3	Post-employment benefits

(i)   Defined contributions plans

The obligations for contributions to defined contribution plans are recognized in profit or loss as personnel expenses when the related services are provided by employees. The contributions paid in advance are recognized as an asset to the extent that a cash reimbursement or a reduction in future payments is possible.

(ii) Defined benefit plans

The Company’s net obligation for defined benefit plans is calculated for each of the plans based on the estimated amount of future benefit that employees will receive in return for services rendered in the current and prior periods. Such amount is discounted to its present value and is reported net of the fair value of any of the plan’s assets.

The calculation of the obligation of the defined benefit plan is made annually by a qualified actuary using the projected unit credit method. When calculations result in a potential asset for the Company, the asset to be recognized is limited to the present value of economic benefits available as future plan reimbursements or as a reduction in future contributions to the plan. To calculate the present value of economic benefits, any applicable minimum cost requirements are taken into account. Remeasurements of net obligation, which include: actuarial gains and losses, return on plan assets (excluding interest) and the effects of the asset cap (if any, excluding interest), are immediately recognized in other comprehensive (loss) income.

(iii)    Health care

The Company’s net obligation for health care is the estimated amount of future benefit that employees will receive in return for services provided in the prior periods. Such amount is discounted to its present value and remeasurements are recognized in profit or loss for the fiscal year.

The calculation of health care obligations mainly considers the Company’s aging and premium history, medical cost inflation and new technologies.

(a) Amounts in statement of financial position

	2025	2024

Novamont Braskem America (i)		70
Pension plan Braskem Idesa	38	33
Pension plan Braskem Europe and Netherlands	177	190

Defined benefit	215	293

Health care (ii)	293	325
Bradesco saúde
Total obligations	508	618

Fair value of plan assets (i)	(2)	(67)

Consolidated net balance (non-current liabilities)	506	551

(i)	In April 2025, Braskem America formally resolved to terminate the Novamont Plan, a decision that was also ratified by the local trade union. In October 2025, an agreement was signed with Delaware Life Insurance Company (“Delaware Life”), the company selected to serve as the insurer for future payments to plan participants, and the settlement of the updated obligations was completed. In November 2025, the risks previously assumed under the plan by Braskem America were transferred to Delaware Life, resulting in no remaining liability for Braskem as of December 31, 2025.
(ii)	According to Brazilian laws, the type of health plan offered by Braskem, named contributory plan, ensures to the participant who retires or is dismissed without cause the right to remain in the plan with the same assistance coverage conditions they had during the employment term, provided they assume the full payment of the plan (Company’s part + participant’s part).

(b) Change in obligations and fair value

			2025			2024

	Health	Benefit		Health	Benefit
	care	plans	Total	care	plans	Total

Balance at beginning of year	325	293	618	368	252	620
Current service cost	4	8	12	5	9	14
Interest cost	34	13	47	31	14	45
Benefits paid	(16)	(79)	(95)	(17)	(7)	(24)
Actuarial losses (gain)	(54)	(15)	(69)	(62)	4	(58)
Exchange variation		(5)	(5)		21	21

Balance at the end of the year	293	215	508	325	293	618

On December 31, 2025, the balance of the fair value of assets represented by the assets of the Novamont defined benefit plan, was written off due to the termination of the plan.

(c) Actuarial assumptions

						(%)
			2025			2024

	Health	Pension plan	Pension plan	Health	Pension plan	Pension plan
	care	Europe	Netherlands	care	Europe	Netherlands

Discount rate	7.22	3.50	3.50	7.46	3.10	3.10
Inflation rate	3.00	2.00	2.00	3.00	2.00	2.00
Rate of increase in future salary levels	n/a	3.25	3.25	n/a	3.25	3.25
Rate of increase in future pension plan	n/a	2.00	2.00	n/a	2.25	2.25
Aging factor	2.50	n/a	n/a	2.50	n/a	n/a
Medical inflation	3.25	n/a	n/a	3.25	n/a	n/a
Duration (in years)	10.17	n/a	n/a	12.12	n/a	n/a

(d) Sensitivity analysis

Impact on the defined benefit obligation
	Premise change		Premise increase		Premise reduction
	Health care	Pension plan	Health care	Pension plan	Health care	Pension plan

Discount rate	1.0%	0.25%	25	(5)	29	6
Rate of increase in future pension plan	1.0%	0.25%	(7)	5	(7)	(5)
Life expectancy	1.0%	1 ano	34	4	(28)	(5)